Debt Obligations (Details Narrative) - USD ($)					1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2017	Dec. 31, 2010	Mar. 11, 2019	Sep. 30, 2010	Mar. 11, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Apr. 14, 2019	Aug. 19, 2017
Convertible Debt Obligations [Line Items]
Debt instrument interest rate		24.18%	24.18%													0.00%
Debt instrument maturity date		Mar. 01, 2021	Mar. 01, 2021
Repayments of debt obligations										$ 95,500				$ 162,500
Accrued interest	$ 255,481							$ 433,445		433,445	$ 404,239		404,239	255,481
Interest expense								14,417	$ 16,280	37,821		42,788	85,116	100,115
Proceeds from issuance of debt		$ 519,156	$ 519,156
Amortization of debt discount										14,736		234,550	259,709	12,217
Debt instrument converted amount principal										52,660		809,875	809,875	1,267,324
Repayment of principal amount								65,500
Interest repaid										3,256
Proceeds from sale of convertible promissory note										786,000		2,026,730	3,507,530	1,280,000
GGH [Member]
Convertible Debt Obligations [Line Items]
Debt instrument converted amount principal										$ 2,051,300
Debt conversion, amount of interest converted								$ 55,308
Debt conversion of convertible debt								5,266,520
Non controlling interest percentage								21.00%		21.00%
2010 Debt Obligations [Mermber]
Convertible Debt Obligations [Line Items]
Debt instrument interest rate						8.00%
Debt instrument maturity date				Mar. 31, 2011		Mar. 31, 2011
Repayments of debt obligations														162,500
Accrued interest	255,481							$ 293,459		$ 293,459	279,735		279,735	255,481
Interest expense								5,527	9,247	13,724		18,400	24,254	37,219
Debt principal
2017 Notes [Member]
Convertible Debt Obligations [Line Items]
Debt instrument interest rate											8.00%		8.00%
Debt instrument maturity date										Jun. 30, 2019
Interest expense									$ 256,008			$ 256,008
Proceeds from issuance of debt													$ 2,026,730
Debt conversion price per share								$ 0.63	$ 0.63	$ 0.63		$ 0.63
Common stock, discount percentage											10.00%		10.00%
Beneficial conversion feature													$ 227,414
Amortization of debt discount									$ 219,593
Debt principal								$ 51,500	$ 794,875	$ 51,500		$ 794,875
Debt conversion, amount of interest converted										$ 1,160		$ 15,000
Debt conversion of convertible debt										83,587		1,285,516
Repayment of principal amount										$ 30,000
Interest repaid										2,151
Debt remaining principal balance								1,170,354		1,170,354
2017 Notes [Member] | Accredited Investor [Member]
Convertible Debt Obligations [Line Items]
Proceeds from issuance of debt	20,000
2017 Notes One [Member]
Convertible Debt Obligations [Line Items]
Interest expense								23,308		48,513
Gaucho Notes [Member]
Convertible Debt Obligations [Line Items]
Debt instrument interest rate											7.00%		7.00%
Debt instrument maturity date							Mar. 31, 2019				Mar. 31, 2019
Interest expense								$ 7,151		$ 41,766			$ 18,786
Debt conversion price per share								$ 0.40		$ 0.40					$ 0.40
Common stock, discount percentage											20.00%		20.00%
Debt principal								$ 150,000		$ 150,000	$ 1,480,800		$ 1,480,800
Debt instruments interest								$ 1,987
Proceeds from sale of convertible promissory note													$ 1,480,800
Gaucho Notes [Member] | Convertible Promissory Notes [Member]
Convertible Debt Obligations [Line Items]
Proceeds from sale of convertible promissory note					$ 786,000